                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21261
                                        ----------------------------------------

                                Rydex ETF Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
--------------------------------------------------------------------------------
(Address of principal executive offices)                  (Zip code)

                                Carl Verboncoeur
                                Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                           Rockville, Maryland 20850
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100
                                                    --------------------

Date of fiscal year end: October 31, 2005
                         --------------------

Date of reporting period: July 31, 2005
                          --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (sec.sec. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. sec. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
            COMMON STOCKS--99.8%
            ADVERTISING AND MARKETING SERVICES -- 0.6%
   67,845   Monster Worldwide, Inc.*                                       $    2,060,452
   24,265   Omnicom Group, Inc.                                                 2,059,371
  161,239   The Interpublic Group of Cos., Inc.*                                2,015,488
                                                                           --------------
                                                                                6,135,311
                                                                           --------------
            AEROSPACE AND DEFENSE--1.7%
   17,499   General Dynamics Corp.                                              2,015,710
   46,834   Goodrich Corp.                                                      2,071,937
   25,683   L-3 Communications Holdings, Inc.                                   2,009,181
   30,318   Lockheed Martin Corp.                                               1,891,843
   34,761   Northrop Grumman Corp.                                              1,927,497
   49,636   Raytheon Co.                                                        1,952,184
   40,656   Rockwell Collins, Inc.                                              1,984,013
   30,346   The Boeing Co.                                                      2,003,139
   36,892   United Technologies Corp.                                           1,870,424
                                                                           --------------
                                                                               17,725,928
                                                                           --------------
            AGRICULTURAL--0.2%
   29,006   Monsanto Co.                                                        1,954,134
                                                                           --------------
            AIRLINES--0.3%
  531,360   Delta Air Lines, Inc.*                                              1,572,826
  139,360   Southwest Airlines Co.                                              1,977,518
                                                                           --------------
                                                                                3,550,344
                                                                           --------------
            ALUMINUM, STEEL AND OTHER METALS--1.2%
   69,411   Alcoa, Inc.                                                         1,946,979
   84,300   Allegheny Technologies, Inc.                                        2,450,601
   50,873   Freeport-McMoRan Copper & Gold, Inc., Class B                       2,049,164
   36,077   Nucor Corp.                                                         2,000,470
   20,043   Phelps Dodge Corp.                                                  2,133,577
   47,604   United States Steel Corp.                                           2,030,311
                                                                           --------------
                                                                               12,611,102
                                                                           --------------
            AUTOMOTIVE--2.2%
   96,391   AutoNation, Inc.*                                                   2,081,082
   20,853   AutoZone, Inc.*                                                     2,031,916
  127,400   Dana Corp.                                                          2,001,454
  378,520   Delphi Corp.                                                        2,006,156

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
  173,818   Ford Motor Co.                                                 $    1,866,805
   54,952   General Motors Corp.                                                2,023,333
   39,512   Harley-Davidson, Inc.                                               2,101,643
   33,960   Johnson Controls, Inc.                                              1,950,662
   57,773   Navistar International Corp.*                                       1,972,948
   27,120   PACCAR, Inc.                                                        1,958,606
  292,636   Visteon Corp.*                                                      2,604,461
                                                                           --------------
                                                                               22,599,066
                                                                           --------------
            BANKING AND FINANCE--5.3%
   74,718   AmSouth Bancorp                                                     2,085,379
   42,040   Bank of America Corp.                                               1,832,944
   48,536   BB&T Corp.                                                          2,029,776
   33,535   Comerica, Inc.                                                      2,048,989
   43,641   Compass Bancshares, Inc.                                            2,103,932
   47,164   Fifth Third Bancorp.                                                2,032,768
   45,926   First Horizon National Corp.                                        1,873,322
   29,376   Golden West Financial Corp.                                         1,912,965
   79,575   Huntington Bancshares, Inc.                                         1,984,601
   54,342   J.P. Morgan Chase & Co.                                             1,909,578
   58,669   KeyCorp                                                             2,008,827
   18,390   M&T Bank Corp.                                                      1,995,499
   43,611   Marshall & Ilsley Corp.                                             2,002,617
   69,232   Mellon Financial Corp.                                              2,108,806
   56,525   National City Corp.                                                 2,086,338
   69,210   North Fork Bancorp., Inc.                                           1,895,662
   42,331   Northern Trust Corp.                                                2,150,414
   57,731   Regions Financial Corp.                                             1,942,071
   87,535   Sovereign Bancorp, Inc.                                             2,099,965
   39,893   State Street Corp.                                                  1,984,278
   26,447   SunTrust Banks, Inc.                                                1,923,226
   66,508   The Bank of New York Co., Inc.                                      2,047,116
   66,415   U.S. Bancorp                                                        1,996,435
   38,738   Wachovia Corp.                                                      1,951,620
   48,181   Washington Mutual, Inc.                                             2,046,729
   31,839   Wells Fargo & Co.                                                   1,953,004
   26,081   Zions Bancorp.                                                      1,864,270
                                                                           --------------
                                                                               53,871,131
                                                                           --------------
            BEVERAGES, FOOD AND TOBACCO--4.1%
   29,245   Altria Group, Inc.                                                  1,958,245
   42,352   Anheuser-Busch Cos., Inc.                                           1,878,311
   91,626   Archer-Daniels-Midland Co.                                          2,101,900

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   33,079   Brown-Forman Corp., Class B                                    $    1,933,468
   62,584   Campbell Soup Co.                                                   1,930,716
   87,567   Coca-Cola Enterprises, Inc.                                         2,057,825
   81,194   ConAgra Foods, Inc.                                                 1,843,916
   64,752   Constellation Brands, Inc., Class A*                                1,774,205
   38,253   General Mills, Inc.                                                 1,813,192
   53,968   H.J. Heinz Co.                                                      1,984,943
   30,167   Hershey Foods Corp.                                                 1,926,766
   43,088   Kellogg Co.                                                         1,952,317
   58,440   McCormick & Co., Inc.                                               2,032,543
   67,610   McDonald's Corp.                                                    2,107,404
   33,332   Molson Coors Brewing Co., Class B                                   2,089,916
   35,158   PepsiCo, Inc.                                                       1,917,166
   59,779   SUPER VALU, INC.                                                    2,116,177
   44,509   The Coca-Cola Co.                                                   1,947,714
   67,866   The Pepsi Bottling Group, Inc.                                      1,978,973
   42,662   UST, Inc.                                                           1,963,305
   28,244   Wm. Wrigley Jr. Co.                                                 2,009,278
                                                                           --------------
                                                                               41,318,280
                                                                           --------------
            BIOSCIENCES--0.9%
   32,347   Amgen, Inc.*                                                        2,579,673
   54,557   Biogen Idec, Inc.*                                                  2,143,545
   54,707   Chiron Corp.*                                                       1,982,035
   43,104   Gilead Sciences, Inc.*                                              1,931,490
                                                                           --------------
                                                                                8,636,743
                                                                           --------------
            BUILDING AND BUILDING PRODUCTS--1.4%
   59,701   Ecolab, Inc.                                                        2,004,760
   59,290   Georgia-Pacific Group                                               2,024,754
   82,107   Louisiana-Pacific Corp.                                             2,202,109
   58,255   Masco Corp.                                                         1,975,427
   48,772   The Home Depot, Inc.                                                2,122,069
   42,048   The Sherwin-Williams Co.                                            2,001,905
   29,848   Vulcan Materials Co.                                                2,096,524
                                                                           --------------
                                                                               14,427,548
                                                                           --------------
            BUSINESS EQUIPMENT AND SERVICES--0.8%
  146,215   Convergys Corp.*                                                    2,127,428
   29,452   Lexmark International, Inc.*                                        1,846,640
   45,476   Pitney Bowes, Inc.                                                  2,027,320
  137,789   Xerox Corp.*                                                        1,820,193
                                                                           --------------
                                                                                7,821,581
                                                                           --------------

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
            CHEMICALS--1.9%
   31,583   Air Products and Chemicals, Inc.                               $    1,887,400
   33,887   Ashland, Inc.                                                       2,082,356
   41,773   duPont (E.I.) de Nemours & Co.                                      1,782,872
   33,598   Eastman Chemical Co.                                                1,860,993
  138,276   Hercules, Inc.*                                                     1,935,864
   29,436   PPG Industries, Inc.                                                1,914,223
   40,845   Praxair, Inc.                                                       2,017,335
   40,507   Rohm and Haas Co.                                                   1,865,752
   34,106   Sigma-Aldrich Corp.                                                 2,188,241
   41,633   The Dow Chemical Co.                                                1,996,302
                                                                           --------------
                                                                               19,531,338
                                                                           --------------
            COMMUNICATIONS, MEDIA AND ENTERTAINMENT--1.8%
   65,338   Clear Channel Communications, Inc.                                  2,132,632
   62,110   Comcast Corp., Class A*                                             1,908,640
   26,136   Gannett Co., Inc.                                                   1,906,883
   40,071   Meredith Corp.                                                      1,983,515
  115,338   News Corp., Class A                                                 1,889,236
   45,070   The McGraw-Hill Cos., Inc.                                          2,073,671
  116,848   Time Warner, Inc.                                                   1,988,753
   73,028   Univision Communications, Inc.*                                     2,065,232
   58,562   Viacom, Inc., Class B                                               1,961,241
                                                                           --------------
                                                                               17,909,803
                                                                           --------------
            COMPUTER SERVICES--2.0%
   38,453   Affiliated Computer Services, Inc., Class A*                        1,921,496
   44,298   Computer Sciences Corp.*                                            2,027,962
  269,695   Compuware Corp.*                                                    2,273,529
   51,521   eBay, Inc.*                                                         2,152,547
   99,984   Electronic Data Systems Corp.                                       2,056,671
   43,216   Intuit, Inc.*                                                       2,074,368
   65,268   Network Appliance, Inc.*                                            1,664,987
   56,050   SunGard Data Systems, Inc.*                                         2,011,635
  283,337   Unisys Corp.*                                                       1,833,190
   53,978   Yahoo!, Inc.*                                                       1,799,627
                                                                           --------------
                                                                               19,816,012
                                                                           --------------
            COMPUTERS - MICRO--1.2%
   51,233   Apple Computer, Inc.*                                               2,185,087
   48,134   Dell, Inc.*                                                         1,947,983
  564,899   Gateway, Inc.*                                                      2,248,299
   81,999   Hewlett-Packard Co.                                                 2,018,815

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   25,668   International Business Machines Corp. (IBM)                    $    2,142,251
  506,648   Sun Microsystems, Inc.*                                             1,945,528
                                                                           --------------
                                                                               12,487,963
                                                                           --------------
            COMPUTERS - SOFTWARE AND PERIPHERALS--3.1%
   62,558   Adobe Systems, Inc.                                                 1,854,219
   53,195   Autodesk, Inc.*                                                     1,818,737
  110,148   BMC Software, Inc.*                                                 2,102,726
  100,387   Cisco Systems, Inc.*                                                1,922,411
   88,524   Citrix Systems, Inc.*                                               2,109,528
   71,512   Computer Associates International, Inc.                             1,963,004
   34,014   Electronic Arts, Inc.*                                              1,959,206
  135,873   EMC Corp.*                                                          1,860,101
   48,827   Mercury Interactive Corp.*                                          1,922,319
   78,300   Microsoft Corp.                                                     2,005,263
   52,938   NCR Corp.*                                                          1,837,478
   72,723   NVIDIA Corp.*                                                       1,967,884
  294,839   Parametric Technology Corp.*                                        2,034,389
  224,086   Siebel Systems, Inc.                                                1,882,322
   90,684   Symantec Corp.*                                                     1,992,327
   73,995   Xilinx, Inc.                                                        2,097,759
                                                                           --------------
                                                                               31,329,673
                                                                           --------------
            CONGLOMERATES--0.4%
   53,717   General Electric Co.                                                1,853,237
   25,771   Textron, Inc.                                                       1,911,435
                                                                           --------------
                                                                                3,764,672
                                                                           --------------
            CONSUMER GOODS AND SERVICES--1.6%
   35,733   Avery Dennison Corp.                                                2,024,989
   45,243   Brunswick Corp.                                                     2,106,514
   87,843   Cendant Corp.                                                       1,876,326
   70,201   Eastman Kodak Co.                                                   1,877,175
   21,713   Fortune Brands, Inc.                                                2,052,964
   94,902   Hasbro, Inc.                                                        2,082,150
  107,381   Mattel, Inc.                                                        2,002,656
   98,773   Sara Lee Corp.                                                      1,968,546
                                                                           --------------
                                                                               15,991,320
                                                                           --------------

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
            CONTAINERS AND PACKAGING--0.8%
   51,100   Ball Corp.                                                     $    1,939,245
   70,247   Bemis Co., Inc.                                                     1,896,669
   87,535   Pactiv Corp.*                                                       1,927,521
   37,577   Sealed Air Corp.*                                                   1,993,835
                                                                           --------------
                                                                                7,757,270
                                                                           --------------
            DATA PROCESSING SYSTEMS--0.8%
   45,848   Automatic Data Processing, Inc.                                     2,036,110
   48,595   First Data Corp.                                                    1,999,198
   45,749   Fiserv, Inc.*                                                       2,029,883
   63,993   Paychex, Inc.                                                       2,233,996
                                                                           --------------
                                                                                8,299,187
                                                                           --------------
            EDUCATION--0.2%
   24,962   Apollo Group, Inc., Class A*                                        1,875,894
                                                                           --------------
            ELECTRONIC EQUIPMENT AND COMPONENTS--5.9%
  112,418   Advanced Micro Devices, Inc.*                                       2,257,353
   79,151   Agilent Technologies, Inc.*                                         2,076,922
   94,172   Altera Corp.*                                                       2,059,542
   82,244   American Power Conversion Corp.                                     2,311,879
   51,258   Analog Devices, Inc.                                                2,009,314
  116,015   Applied Materials, Inc.                                             2,141,637
  707,842   Applied Micro Circuits Corp.*                                       2,130,604
   29,467   Cooper Industries Ltd., Class A                                     1,902,979
   29,713   Emerson Electric Co.                                                1,955,115
   72,295   Intel Corp.                                                         1,962,086
   66,031   International Game Technology                                       1,806,608
   67,706   Jabil Circuit, Inc.*                                                2,111,750
   42,150   KLA-Tencor Corp.                                                    2,179,155
   52,066   Linear Technology Corp.                                             2,023,285
  247,244   LSI Logic Corp.*                                                    2,413,101
   51,064   Maxim Integrated Products, Inc.                                     2,138,050
  181,045   Micron Technology, Inc.*                                            2,150,815
   70,049   Molex, Inc.                                                         1,978,184
   92,661   National Semiconductor Corp.                                        2,289,653
   74,210   Novellus Systems, Inc.*                                             2,140,959
  221,049   PMC - Sierra, Inc.*                                                 2,172,912
   59,541   QLogic Corp.*                                                       1,848,748
   38,942   Rockwell Automation, Inc.                                           2,005,902
  345,806   Sanmina-SCI Corp.*                                                  1,652,953
  467,954   Solectron Corp.*                                                    1,796,943
  177,445   Symbol Technologies, Inc.                                           2,065,460

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   79,797   Tektronix, Inc.                                                $    1,999,713
  142,496   Teradyne, Inc.*                                                     2,212,963
   71,769   Texas Instruments, Inc.                                             2,279,383
                                                                           --------------
                                                                               60,073,968
                                                                           --------------
            FINANCIAL SERVICES--6.0%
   27,464   Ambac Financial Group, Inc.                                         1,973,014
   35,757   American Express Co.                                                1,966,635
   26,152   Capital One Financial Corp.                                         2,157,540
   46,406   CIT Group, Inc.                                                     2,048,361
   41,312   Citigroup, Inc.                                                     1,797,072
   50,143   Countrywide Financial Corp.                                         1,805,148
  149,328   E*Trade Financial Corp.*                                            2,316,077
   55,478   Equifax, Inc.                                                       2,019,399
   32,599   Fannie Mae                                                          1,820,980
   67,081   Federated Investors, Inc., Class B                                  2,142,567
   27,324   Franklin Resources, Inc.                                            2,208,326
   29,738   Freddie Mac                                                         1,881,821
   33,120   H&R Block, Inc.                                                     1,886,515
  123,161   Janus Capital Group, Inc.                                           1,849,878
   20,214   Lehman Brothers Holdings, Inc.                                      2,125,098
   70,304   Marsh & McLennan Cos., Inc.                                         2,036,707
   33,593   MBIA, Inc.                                                          2,040,439
   92,701   MBNA Corp.                                                          2,332,357
   35,112   Merrill Lynch & Co., Inc.                                           2,063,883
   30,961   MGIC Investment Corp.                                               2,123,305
   42,520   Moody's Corp.                                                       2,011,621
   38,165   Morgan Stanley                                                      2,024,653
   35,641   PNC Financial Services Group                                        1,953,840
  111,150   Providian Financial Corp.*                                          2,100,735
   39,393   SLM Corp.                                                           2,028,346
   66,487   Synovus Financial Corp.                                             1,966,021
   32,011   T. Rowe Price Group, Inc.                                           2,123,930
   18,713   The Bear Stearns Cos., Inc.                                         1,910,784
  167,158   The Charles Schwab Corp.                                            2,290,065
   18,886   The Goldman Sachs Group, Inc.                                       2,029,867
                                                                           --------------
                                                                               61,034,984
                                                                           --------------

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
            FOREST AND PAPER PRODUCTS--0.8%
   57,835   International Paper Co.                                        $    1,827,586
   66,240   MeadWestvaco Corp.                                                  1,935,533
   52,784   Temple-Inland, Inc.                                                 2,100,276
   28,883   Weyerhaeuser Co.                                                    1,992,349
                                                                           --------------
                                                                                7,855,744
                                                                           --------------
            HEALTH AND MEDICAL FACILITIES--0.2%
   36,516   Quest Diagnostics, Inc.                                             1,874,731
                                                                           --------------
            HEALTH CARE PRODUCTS AND SERVICES--5.7%
   39,665   Abbott Laboratories                                                 1,849,579
   23,168   Allergan, Inc.                                                      2,070,524
   92,051   Applera Corp. - Applied Biosystems Group                            1,916,502
   26,200   Bausch & Lomb, Inc.                                                 2,217,830
   52,938   Baxter International, Inc.                                          2,078,875
   36,490   Becton, Dickinson & Co.                                             2,020,451
   52,990   Biomet, Inc.                                                        2,020,509
   67,610   Boston Scientific Corp.*                                            1,957,310
   28,027   C. R. Bard, Inc.                                                    1,871,923
   32,942   Cardinal Health, Inc.                                               1,962,684
   30,883   Fisher Scientific International, Inc.*                              2,070,705
   31,150   Genzyme Corp.*                                                      2,317,872
   27,058   Guidant Corp.                                                       1,861,590
   34,549   HCA, Inc.                                                           1,701,538
   75,996   Health Management Associates, Inc., Class A                         1,808,705
   49,735   Humana, Inc.*                                                       1,981,940
   82,837   IMS Health, Inc.                                                    2,255,652
   29,452   Johnson & Johnson                                                   1,883,750
   39,152   Laboratory Corp. of America Holdings*                               1,983,832
   48,705   Manor Care, Inc.                                                    1,848,842
   45,803   McKesson Corp.                                                      2,061,135
   36,835   Medtronic, Inc.                                                     1,986,880
   49,016   St. Jude Medical, Inc.*                                             2,323,848
   39,716   Stryker Corp.                                                       2,148,238
  153,659   Tenet Healthcare Corp.*                                             1,865,420
   37,817   UnitedHealth Group, Inc.                                            1,977,829
   28,155   WellPoint, Inc.*                                                    1,991,685
   44,433   Wyeth                                                               2,032,810
   24,276   Zimmer Holdings, Inc.*                                              1,999,371
                                                                           --------------
                                                                               58,067,829
                                                                           --------------
            HOMEBUILDERS--0.8%
   27,641   Centex Corp.                                                        2,044,881
   50,946   D.R. Horton, Inc.                                                   2,092,862

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   25,381   KB HOME                                                        $    2,078,958
   22,797   Pulte Homes, Inc.                                                   2,134,255
                                                                           --------------
                                                                                8,350,956
                                                                           --------------
            HOTELS AND GAMING--0.8%
   26,411   Harrah's Entertainment, Inc.                                        2,079,602
   80,780   Hilton Hotels Corp.                                                 1,999,305
   28,303   Marriott International, Inc., Class A                               1,937,906
   33,452   Starwood Hotels & Resorts Worldwide, Inc.                           2,118,181
                                                                           --------------
                                                                                8,134,994
                                                                           --------------
            HOUSEHOLD AND PERSONAL CARE PRODUCTS--2.2%
   44,927   Alberto-Culver Co., Class B                                         2,027,106
   52,129   Avon Products, Inc.                                                 1,705,140
   39,742   Colgate-Palmolive Co.                                               2,103,941
   52,129   International Flavors & Fragrances, Inc.                            1,976,732
   30,042   Kimberly-Clark Corp.                                                1,915,478
   74,411   Leggett & Platt, Inc.                                               1,881,854
  129,334   Maytag Corp.                                                        2,181,865
   34,384   The Clorox Co.                                                      1,920,346
   37,590   The Gillette Co.                                                    2,017,455
   36,041   The Procter & Gamble Co.                                            2,004,961
   27,041   Whirlpool Corp.                                                     2,162,739
                                                                           --------------
                                                                               21,897,617
                                                                           --------------
            HUMAN RESOURCES--0.3%
   78,368   Robert Half International, Inc.                                     2,655,892
                                                                           --------------
            INSURANCE--4.4%
   42,713   ACE Ltd.                                                            1,973,768
   23,599   Aetna, Inc.                                                         1,826,563
   44,848   AFLAC, Inc.                                                         2,022,645
   35,301   American International Group, Inc.                                  2,125,120
   78,926   Aon Corp.                                                           2,007,877
   18,370   CIGNA Corp.                                                         1,960,998
   47,912   Cincinnati Financial Corp.                                          1,974,933
   39,088   Jefferson-Pilot Corp.                                               1,961,045
   41,435   Lincoln National Corp.                                              2,001,311
   24,593   Loews Corp.                                                         2,056,713
   43,817   MetLife, Inc.                                                       2,153,166
   47,646   Principal Financial Group, Inc.                                     2,094,042
   30,593   Prudential Financial, Inc.                                          2,046,672
   35,198   SAFECO Corp.                                                        1,933,778

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   32,580   The Allstate Corp.                                             $    1,995,851
   23,113   The Chubb Corp.                                                     2,052,897
   25,677   The Hartford Financial Services Group, Inc.                         2,068,796
   19,696   The Progressive Corp.                                               1,963,494
   50,408   The St. Paul Travelers Cos., Inc.                                   2,218,959
   36,453   Torchmark Corp.                                                     1,905,398
  106,559   UnumProvident Corp.                                                 2,040,605
   26,077   XL Capital Ltd., Class A                                            1,872,850
                                                                           --------------
                                                                               44,257,481
                                                                           --------------
            MACHINERY AND ENGINEERING--1.2%
   39,142   Caterpillar, Inc.                                                   2,110,145
   26,491   Cummins, Inc.                                                       2,263,390
   28,867   Deere & Co.                                                         2,122,591
   31,968   Eaton Corp.                                                         2,088,789
   31,891   Fluor Corp.                                                         2,034,646
   26,268   Ingersoll-Rand Co., Class A                                         2,053,370
                                                                           --------------
                                                                               12,672,931
                                                                           --------------
            MANUFACTURING--2.6%
   25,496   3M Co.                                                              1,912,200
   44,975   American Standard Cos., Inc.                                        1,991,493
   49,094   Cintas Corp.                                                        2,176,337
   35,715   Danaher Corp.                                                       1,980,397
   53,338   Dover Corp.                                                         2,200,726
   51,439   Honeywell International, Inc.                                       2,020,524
   23,483   Illinois Tool Works, Inc.                                           2,011,319
   20,045   ITT Industries, Inc.                                                2,132,788
   83,359   Newell Rubbermaid, Inc.                                             2,073,138
   66,220   Pall Corp.                                                          2,050,833
   31,653   Parker-Hannifin Corp.                                               2,080,235
   63,250   Tyco International Ltd.                                             1,927,228
   49,500   Waters Corp.*                                                       2,241,360
                                                                           --------------
                                                                               26,798,578
                                                                           --------------
            MINING--0.2%
   49,027   Newmont Mining Corp.                                                1,840,964
                                                                           --------------
            NETWORKING PRODUCTS--0.6%
  820,378   CIENA Corp.*                                                        1,837,647
  316,245   Novell, Inc.*                                                       1,922,770
  158,891   Oracle Corp.*                                                       2,157,739
                                                                           --------------
                                                                                5,918,156
                                                                           --------------

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
            OIL AND GAS--6.8%
   17,563   Amerada Hess Corp.                                             $    2,069,975
   23,764   Anadarko Petroleum Corp.                                            2,099,549
   29,424   Apache Corp.                                                        2,012,602
   38,039   Baker Hughes, Inc.                                                  2,150,725
   36,436   BJ Services Co.                                                     2,222,232
   34,761   Burlington Resources, Inc.                                          2,228,528
   33,249   ChevronTexaco Corp.                                                 1,928,774
   32,314   ConocoPhillips                                                      2,022,533
   39,819   Devon Energy Corp.                                                  2,233,448
  404,268   Dynegy, Inc., Class A*                                              2,247,730
  171,689   El Paso Corp.                                                       2,060,268
   67,123   Engelhard Corp.                                                     1,925,759
   34,924   EOG Resources, Inc.                                                 2,133,856
   32,205   Exxon Mobil Corp.                                                   1,892,044
   42,269   Halliburton Co.                                                     2,369,178
   25,780   Kerr-McGee Corp.                                                    2,067,814
   35,686   Marathon Oil Corp.                                                  2,082,635
   32,357   Nabors Industries, Ltd.*                                            2,117,766
   40,413   National-Oilwell Varco, Inc.*                                       2,115,621
   47,526   NICOR, Inc.                                                         1,940,011
   31,083   Noble Corp.                                                         2,088,156
   24,462   Occidental Petroleum Corp.                                          2,012,733
   43,732   Peoples Energy Corp.                                                1,887,036
   63,582   Rowan Cos., Inc.*                                                   2,171,961
   25,646   Schlumberger Ltd.                                                   2,147,596
   48,860   Sempra Energy                                                       2,076,550
   16,893   Sunoco, Inc.                                                        2,123,957
  102,069   The Williams Cos., Inc.                                             2,167,946
   33,966   Transocean, Inc.*                                                   1,916,701
   30,783   Unocal Corp.                                                        1,996,278
   24,527   Valero Energy Corp.                                                 2,030,345
   34,337   Weatherford International Ltd.*                                     2,172,845
   57,669   XTO Energy, Inc.                                                    2,023,605
                                                                           --------------
                                                                               68,736,757
                                                                           --------------
            PHARMACEUTICALS--2.9%
   28,763   AmerisourceBergen Corp.                                             2,064,896
   77,103   Bristol-Myers Squibb Co.                                            1,926,033
   44,111   Caremark Rx, Inc.*                                                  1,966,468
   33,504   Eli Lilly & Co.                                                     1,886,945
   37,529   Express Scripts, Inc., Class A*                                     1,962,767
   48,246   Forest Laboratories, Inc.*                                          1,925,980

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   50,576   Hospira, Inc.*                                                 $    1,934,532
  204,450   King Pharmaceuticals, Inc.*                                         2,279,617
   37,231   Medco Health Solutions, Inc,*                                       1,803,470
   72,143   MedImmune, Inc.*                                                    2,049,583
   60,858   Merck & Co., Inc.                                                   1,890,249
   99,627   Mylan Laboratories, Inc.                                            1,729,525
   68,121   Pfizer, Inc.                                                        1,805,207
  101,172   Schering-Plough Corp.                                               2,106,401
   63,552   Watson Pharmaceuticals, Inc.*                                       2,122,637
                                                                           --------------
                                                                               29,454,310
                                                                           --------------
            PUBLISHING--1.0%
   55,407   Dow Jones & Co., Inc.                                               2,079,425
   31,611   Knight-Ridder, Inc.                                                 1,977,584
   56,943   R. R. Donnelley & Sons Co.                                          2,052,795
   60,973   The New York Times Co., Class A                                     1,921,869
   54,436   Tribune Co.                                                         1,986,914
                                                                           --------------
                                                                               10,018,587
                                                                           --------------
            REAL ESTATE INVESTMENT TRUSTS--1.4%
   47,887   Apartment Investment & Management Co., Class A                      2,107,028
   50,306   Archstone-Smith Trust                                               2,138,005
   57,504   Equity Office Properties Trust                                      2,038,517
   52,564   Equity Residential                                                  2,123,586
   53,182   Plum Creek Timber Co., Inc.                                         2,012,939
   46,747   ProLogis                                                            2,129,793
   26,556   Simon Property Group, Inc.                                          2,117,575
                                                                           --------------
                                                                               14,667,443
                                                                           --------------
            RESORTS AND ENTERTAINMENT--0.2%
   73,435   The Walt Disney Co.                                                 1,882,873
                                                                           --------------
            RETAIL - APPAREL AND SHOES--1.8%
   59,521   Coach, Inc.*                                                        2,089,782
   61,042   Jones Apparel Group, Inc.                                           1,866,054
   89,854   Limited Brands                                                      2,190,641
   47,621   Liz Claiborne, Inc.                                                 1,981,510
   22,183   NIKE, Inc., Class B                                                 1,858,935
   56,778   Nordstrom, Inc.                                                     2,101,354
   46,751   Reebok International Ltd.                                           1,977,567
   93,595   The GAP, Inc.                                                       1,975,790
   33,064   V.F. Corp.                                                          1,952,099
                                                                           --------------
                                                                               17,993,732
                                                                           --------------

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
            RETAIL - DEPARTMENT STORES--1.0%
   78,677   Dillard's, Inc., Class A                                       $    1,798,556
   26,799   Federated Department Stores, Inc.                                   2,033,240
   37,225   J. C. Penney Co., Inc. (Holding Co.)                                2,089,812
   34,739   Kohl's Corp.*                                                       1,957,543
   48,860   The May Department Stores Co.                                       2,005,703
                                                                           --------------
                                                                                9,884,854
                                                                           --------------
            RETAIL - DISCOUNT STORES--1.5%
  139,053   Big Lots, Inc.*                                                     1,803,517
   42,154   Costco Wholesale Corp.                                              1,937,819
   96,449   Dollar General Corp.                                                1,959,844
   77,284   Family Dollar Stores, Inc.                                          1,993,927
   13,008   Sears Holding Corp.*                                                2,006,224
   36,020   Target Corp.                                                        2,116,176
   79,897   The TJX Cos., Inc.                                                  1,878,378
   40,071   Wal-Mart Stores, Inc.                                               1,977,504
                                                                           --------------
                                                                               15,673,389
                                                                           --------------
            RETAIL - FOOD STORES--0.6%
   91,193   Albertson's, Inc.                                                   1,943,323
   84,047   Safeway, Inc.                                                       2,042,342
  112,749   The Kroger Co.*                                                     2,238,068
                                                                           --------------
                                                                                6,223,733
                                                                           --------------
            RETAIL - RESTAURANTS--0.8%
   59,415   Darden Restaurants, Inc.                                            2,061,701
   35,946   Starbucks Corp.*                                                    1,888,962
   41,777   Wendy's International, Inc.                                         2,159,871
   36,767   Yum! Brands, Inc.                                                   1,924,752
                                                                           --------------
                                                                                8,035,286
                                                                           --------------
            RETAIL - SPECIALTY STORES--2.3%
   45,152   Bed Bath & Beyond, Inc.*                                            2,072,477
   28,687   Best Buy Co., Inc.                                                  2,197,424
  115,812   Circuit City Stores-Circuit City Group                              2,113,569
   66,370   CVS Corp.                                                           2,059,461
   32,997   Lowe's Cos., Inc.                                                   2,185,061
   86,752   Office Depot, Inc.*                                                 2,462,022
   64,118   OfficeMax, Inc.                                                     1,904,305
   80,127   RadioShack Corp.                                                    1,880,581
   88,560   Staples, Inc.                                                       2,016,511

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   59,383   Tiffany & Co.                                                  $    2,020,803
   42,721   Walgreen Co.                                                        2,044,627
                                                                           --------------
                                                                               22,956,841
                                                                           --------------
            RETAIL AND WHOLESALE DISTRIBUTION--0.6%
   45,641   Genuine Parts Co.                                                   2,089,901
   52,925   SYSCO Corp.                                                         1,908,476
   34,976   W.W. Grainger, Inc.                                                 2,179,704
                                                                           --------------
                                                                                6,178,081
                                                                           --------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
   93,182   Freescale Semiconductor, Inc.*                                      2,399,437
                                                                           --------------
            TELECOMMUNICATIONS--4.5%
   88,882   ADC Telecommunications, Inc.*                                       2,323,375
   32,273   ALLTEL Corp.                                                        2,146,155
  149,442   Andrew Corp.*                                                       1,642,368
  101,484   AT&T Corp.                                                          2,009,383
  233,696   Avaya, Inc.*                                                        2,414,080
   71,972   BellSouth Corp.                                                     1,986,427
   54,787   Broadcom Corp., Class A*                                            2,343,240
   56,277   CenturyTel, Inc.                                                    1,934,240
  144,912   Citizens Communications Co.                                         1,904,144
   79,312   Comverse Technology, Inc.*                                          2,005,800
  117,968   Corning, Inc.*                                                      2,247,290
1,240,961   JDS Uniphase Corp.*                                                 1,873,851
  657,963   Lucent Technologies, Inc.*                                          1,927,832
  107,672   Motorola, Inc.                                                      2,280,493
   61,007   Nextel Communications, Inc.*                                        2,123,044
   56,152   QUALCOMM, Inc.                                                      2,217,442
  537,184   Qwest Communications International, Inc.*                           2,052,043
   81,627   SBC Communications, Inc.                                            1,995,780
   58,009   Scientific-Atlanta, Inc.                                            2,233,347
   78,551   Sprint Corp. (FON Group)                                            2,113,022
  225,624   Tellabs, Inc.*                                                      2,193,065
   55,970   Verizon Communications, Inc.                                        1,915,853
                                                                           --------------
                                                                               45,882,274
                                                                           --------------
            TIRE AND RUBBER--0.4%
  102,329   Cooper Tire & Rubber Co.                                            2,058,859
  131,948   The Goodyear Tire & Rubber Co.*                                     2,297,215
                                                                           --------------
                                                                                4,356,074
                                                                           --------------
            TOBACCO--0.2%
   24,311   Reynolds American, Inc.                                             2,025,349
                                                                           --------------

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
            TOOLS AND INSTRUMENTS--1.2%
   36,302   Millipore Corp.*                                               $    2,224,224
  100,042   PerkinElmer, Inc.                                                   2,098,881
   56,211   Snap-on, Inc.                                                       2,061,819
   21,858   The Black & Decker Corp.                                            1,973,996
   42,843   The Stanley Works                                                   2,096,308
   72,759   Thermo Electron Corp.*                                              2,172,584
                                                                           --------------
                                                                               12,627,812
                                                                           --------------
            TRANSPORTATION--1.4%
   38,731   Burlington Northern Santa Fe Corp.                                  2,101,157
   44,456   CSX Corp.                                                           2,024,526
   22,454   FedEx Corp.                                                         1,888,157
   59,525   Norfolk Southern Corp.                                              2,214,925
   54,074   Ryder System, Inc.                                                  2,108,345
   29,348   Union Pacific Corp.                                                 2,063,458
   27,627   United Parcel Service, Inc., Class B                                2,015,942
                                                                           --------------
                                                                               14,416,510
                                                                           --------------
            TRAVEL SERVICES--0.4%
   35,307   Carnival Corp.                                                      1,850,087
   92,270   Sabre Holdings Corp.                                                1,771,584
                                                                           --------------
                                                                                3,621,671
                                                                           --------------
            UTILITIES - GAS AND ELECTRIC--6.0%
   77,036   Allegheny Energy, Inc.*                                             2,195,527
   35,978   Ameren Corp.                                                        2,001,096
   54,815   American Electric Power Co., Inc.                                   2,121,341
  632,486   Calpine Corp.*                                                      2,099,854
  154,997   CenterPoint Energy, Inc.                                            2,129,659
   44,790   Cinergy Corp.                                                       1,977,479
  134,573   CMS Energy Corp.*                                                   2,131,636
   42,700   Consolidated Edison, Inc.                                           2,056,432
   35,483   Constellation Energy Group, Inc.                                    2,136,431
   27,010   Dominion Resources, Inc.                                            1,994,959
   41,645   DTE Energy Co.                                                      1,957,315
   67,610   Duke Energy Corp.                                                   1,997,199
   50,980   Edison International                                                2,084,062
   26,633   Entergy Corp.                                                       2,075,776
   40,281   Exelon Corp.                                                        2,155,840
   41,594   FirstEnergy Corp.                                                   2,070,549
   47,268   FPL Group, Inc.                                                     2,038,196
   48,170   KeySpan Corp.                                                       1,960,037
   23,593   Kinder Morgan, Inc.                                                 2,096,474

 NUMBER
OF SHARES                                                                      VALUE
---------                                                                      -----
   79,476   NiSource, Inc.                                                 $    1,930,472
   53,991   PG&E Corp.                                                          2,031,681
   43,891   Pinnacle West Capital Corp.                                         2,010,208
   33,368   PPL Corp.                                                           2,054,801
   43,900   Progress Energy, Inc.                                               1,958,379
   34,161   Public Service Enterprise Group, Inc.                               2,196,553
  104,454   TECO Energy, Inc.                                                   1,980,448
  123,783   The AES Corp.*                                                      1,986,717
   57,226   The Southern Co.                                                    2,002,338
   23,285   TXU Corp.                                                           2,017,412
  100,189   Xcel Energy, Inc.                                                   1,944,668
                                                                           --------------
                                                                               61,393,539
                                                                           --------------
            WASTE MANAGEMENT--0.4%
  238,812   Allied Waste Industries, Inc.*                                      2,049,007
   67,260   Waste Management, Inc.                                              1,891,351
                                                                           --------------
                                                                                3,940,358
                                                                           --------------
            TOTAL INVESTMENTS
            (Cost $938,335,821)(a)--99.8%                                   1,013,218,035
            Other Assets Less Liabilities--0.2%                                 2,012,328
                                                                           --------------
            NET ASSETS--100.0%                                             $1,015,230,363
                                                                           ==============

* Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $74,882,214 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $98,847,295 and aggregate gross unrealized depreciation of $23,965,081.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                     VALUE
---------                                                                     -----
            COMMON STOCKS--99.7%
            AEROSPACE AND DEFENSE--1.0%
  21,804    United Technologies Corp.                                      $  1,105,463
                                                                           ------------
            BANKING AND FINANCE--10.2%
  85,662    Bank of America Corp.                                             3,734,863
  74,663    J.P. Morgan Chase & Co.                                           2,623,658
  39,067    U.S. Bancorp                                                      1,174,354
  33,708    Wachovia Corp.                                                    1,698,209
  35,895    Wells Fargo & Co.                                                 2,201,799
                                                                           ------------
                                                                             11,432,883
                                                                           ------------
            BEVERAGES, FOOD AND TOBACCO--6.3%
  44,136    Altria Group, Inc.                                                2,955,347
   5,304    Kraft Foods, Inc., Class A                                          162,037
  35,820    PepsiCo, Inc.                                                     1,953,265
  44,459    The Coca-Cola Co.                                                 1,945,526
                                                                           ------------
                                                                              7,016,175
                                                                           ------------
            BIOSCIENCES--2.7%
  26,307    Amgen, Inc.*                                                      2,097,983
   9,948    Genentech, Inc.*                                                    888,655
                                                                           ------------
                                                                              2,986,638
                                                                           ------------
            BUILDING AND BUILDING PRODUCTS--1.8%
  46,071    The Home Depot, Inc.                                              2,004,549
                                                                           ------------
            COMMUNICATIONS, MEDIA AND ENTERTAINMENT--4.3%
  43,743    Comcast Corp., Class A*                                           1,344,222
  49,626    News Corp., Class A                                                 812,874
  98,309    Time Warner, Inc.                                                 1,673,219
  30,430    Viacom, Inc., Class B                                             1,019,101
                                                                           ------------
                                                                              4,849,416
                                                                           ------------
            COMPUTERS - MICRO--5.8%
  52,485    Dell, Inc.*                                                       2,124,068
  61,632    Hewlett-Packard Co.                                               1,517,380
  34,423    International Business Machines Corp. (IBM)                       2,872,944
                                                                           ------------
                                                                              6,514,392
                                                                           ------------

 NUMBER
OF SHARES                                                                     VALUE
---------                                                                     -----
            COMPUTERS-SOFTWARE AND PERIPHERALS--7.7%
 136,899    Cisco Systems, Inc.*                                           $  2,621,616
   3,304    Google, Inc., Class A*                                              950,759
 197,638    Microsoft Corp.                                                   5,061,509
                                                                           ------------
                                                                              8,633,884
                                                                           ------------
            CONGLOMERATES--7.0%
 226,384    General Electric Co.                                              7,810,248
                                                                           ------------
            ELECTRONIC EQUIPMENT AND COMPONENTS--3.2%
 131,846    Intel Corp.                                                       3,578,300
                                                                           ------------
            FINANCIAL SERVICES--7.6%
  23,418    American Express Co.                                              1,287,990
 110,758    Citigroup, Inc.                                                   4,817,973
  20,839    Fannie Mae                                                        1,164,067
  23,029    Morgan Stanley                                                    1,221,688
                                                                           ------------
                                                                              8,491,718
                                                                           ------------
            HEALTH CARE PRODUCTS AND SERVICES--7.5%
  32,981    Abbott Laboratories                                               1,537,904
  63,607    Johnson & Johnson                                                 4,068,304
  25,825    Medtronic, Inc.                                                   1,393,001
  26,866    UnitedHealth Group, Inc.                                          1,405,092
                                                                           ------------
                                                                              8,404,301
                                                                           ------------
            HOUSEHOLD AND PERSONAL CARE PRODUCTS--2.6%
  53,197    The Procter & Gamble Co.                                          2,959,349
                                                                           ------------
            INSURANCE--2.6%
  49,140    American International                                            2,958,228
              Group, Inc.
                                                                           ------------
            MANUFACTURING--1.1%
  16,453    3M Co.                                                            1,233,975
                                                                           ------------
            NETWORKING PRODUCTS--1.0%
  80,267    Oracle Corp.*                                                     1,090,026
                                                                           ------------
            OIL AND GAS--11.1%
  45,053    ChevronTexaco Corp.                                               2,613,525
  29,550    ConocoPhillips                                                    1,849,534
 135,455    Exxon Mobil Corp.                                                 7,957,981
                                                                           ------------
                                                                             12,421,040
                                                                           ------------
            PHARMACEUTICALS--7.3%
  20,901    Eli Lilly & Co.                                                   1,177,144
  47,269    Merck & Co., Inc.                                                 1,468,175

 NUMBER
OF SHARES                                                                     VALUE
---------                                                                     -----
 158,702    Pfizer, Inc.                                                   $  4,205,603
  28,715    Wyeth                                                             1,313,711
                                                                           ------------
                                                                              8,164,633
                                                                           ------------
            RESORTS AND ENTERTAINMENT--1.0%
  43,651    The Walt Disney Co.                                               1,119,212
                                                                           ------------
            RETAIL-DISCOUNT STORES--2.4%
  53,744    Wal-Mart Stores, Inc.                                             2,652,266
                                                                           ------------
            TELECOMMUNICATIONS--4.6%
  35,222    QUALCOMM, Inc.                                                    1,390,917
  70,307    SBC Communications, Inc.                                          1,719,006
  58,879    Verizon Communications, Inc.                                      2,015,428
                                                                           ------------
                                                                              5,125,351
                                                                           ------------
            TRANSPORTATION--0.9%
  13,167    United Parcel Service, Inc., Class B                                960,796
                                                                           ------------
            TOTAL COMMON STOCKS
              (Cost $111,016,138)--99.7%                                    111,512,843
                                                                           ------------
            SHORT TERM INVESTMENTS--0.2%
            MONEY MARKET FUND--0.2%
 208,463    SSgA Money Market Fund (Cost $208,463)                              208,463
                                                                           ------------
            TOTAL INVESTMENTS
            (Cost $111,224,601)(a) -- 99.9%                                 111,721,306
            Other Assets Less Liabilities--0.1%                                 112,508
                                                                           ------------
            NET ASSETS--100.0%                                             $111,833,814
                                                                           ============

* Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $496,705 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,507,838 and aggregate gross unrealized depreciation of $2,011,133.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By: /s/ Carl Verboncoeur
    ----------------------------------
         Carl Verboncoeur
         President

Date: September 15, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Carl Verboncoeur
    ----------------------------------
         Carl Verboncoeur
         President

Date: September 15, 2005

By: /s/ Nick Bonos
    ----------------------------------
         Nick Bonos
         Treasurer

Date: September 15, 2005